Marketable Securities and Fair Value Measurements - Schedule of Marketable Securities by Security Type (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Marketable Securities [Line Items]
Amortized Cost	$ 54,596	$ 45,306
Gross Unrealized Gains	2
Gross Unrealized Losses	(183)	(30)
Estimated Fair Value	54,415	45,276
US Treasury Notes [Member] | Due With In One Year [Member]
Marketable Securities [Line Items]
Amortized Cost	54,596	30,213
Gross Unrealized Gains	2
Gross Unrealized Losses	(183)	(20)
Estimated Fair Value	$ 54,415	30,193
US Treasury Notes [Member] | Due After One Year Through Two Years [Member]
Marketable Securities [Line Items]
Amortized Cost		15,093
Gross Unrealized Losses		(10)
Estimated Fair Value		$ 15,083